OPTIONS (Details Narrative)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 20, 2016 USD ($) integer $ / shares shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) integer $ / shares shares	Mar. 31, 2019 USD ($)
Vest percentage at grant			20.00%
Common stock exercisable term			10 years
Option expense | $			$ 0	$ 38,400
Unrecognized future balance to be expensed | $			$ 0	$ 497
Options vested description			The options vest in equal annual installments over a five year period with the first 20% vested when the options were granted.
Option [Member]
Weighted average remaining life		5 years 3 months 18 days
Intrinsic value | $		$ 0
Option 1 [Member] | April 1, 2018 [Member]
Common stock exercisable term			10 years
Exercise price of options | $ / shares			$ 0.30
Number of installments vest | integer			5
Options granted			40,000
Option 1 [Member] | April 1, 2016 [Member]
Common stock exercisable term			10 years
Exercise price of options | $ / shares			$ 0.30
Number of installments vest | integer			5
Options granted			30,000
Issued options			40,000
Option 1 [Member] | April 1, 2017 [Member]
Options granted			30,000
Option 2 [Member] | April 1, 2018 [Member]
Exercise price of options | $ / shares	$ 0.301		$ 0.25
Options granted	900,000
Issued options	300,000		40,000
Numbers of officers and directors issued | integer	3
Fair value of option granted | $	$ 484,205		$ 9,991